Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2022
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Basic Earnings Per Share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Net income attributable to shareholders	$793.9	$363.4

Weighted average number of shares	82,973,284	87,519,856

Earnings per share - basic	$9.57	$4.15

Diluted Earnings Per Share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Net income attributable to shareholders	$793.9	$363.4

Weighted average number of shares	82,973,284	87,519,856
Dilutive effect of stock options	2,286,236	1,085,128
Weighted average number of diluted shares	85,259,520	88,604,984

Earnings per share - diluted	$9.31	$4.10